Intangible Assets Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets Net [Abstract]
Schedule of Intangible Assets
Cost	Total
Balance as of January 1, 2022	$53,926
Additions	860
Additions from internal developments	4,246
Foreign currency exchange	(1,687)
Balance as of June 30, 2022	$57,345

Balance as of January 1, 2023	$57,831
Additions	1,465
Additions from internal developments	4,031
Derecognition of assets	(51)
Foreign currency exchange	6,535
Transfers	113
Balance as of June 30, 2023	$69,924
Accumulated amortization	Total
Balance as of January 1, 2022	$23,755
Amortization expense	2,436
Foreign currency exchange	(723)
Balance as of June 30, 2022	$25,468

Balance as of January 1, 2023	$25,623
Amortization expense	2,291
Foreign currency exchange	2,852
Balance as of June 30, 2023	$30,766

As of June 30, 2022
Net book value	$31,877
As of June 30, 2023
Net book value	$39,158